Other Income (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER INCOME [Abstract]
Government financial incentives		159,359	183,915	203,671
Foreign exchange (loss) / gain		(25,066)	(3,408)	25,852
(Loss)/ gain recognized on foreign currency forward contracts	319	1,929	(22,476)	0
Bank charges		(5,333)	(18,893)	(10,307)
Donation expenses		(163)	(182)	(1,092)
Others		5,267	(10,140)	(8,563)
Other income, net	$ 22,464	135,993	128,816	209,561